SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2025
Accounting Policies [Abstract]
Schedule of foreign currency transactions

	For the years ended
	October 31,
	2025	2024	2023

Average rate-US$/SGD	1.2954	–	–
Average rate-US$/HK$	7.8016	–	–

	As of October 31,
	2025	2024	2023

Year-end spot rate-US$/SGD	1.3012	–	–
Year-end spot rate-US$/HK$	7.7717	–	–

Schedule of cash and cash equivalents

	October 31, 2025	October 31, 2024

Cash in bank accounts	$582,565	$–
Cash in escrow account*	100,918	1,097
Total	$683,483	$1,097

*	Cash in escrow account as of October 31, 2025 have been fully collected as of the date of issuance date of the audited consolidated financial statements.

Schedule of disaggregated of revenue

	Year ended October 31
	2025	2024	2023
Consultancy services	$660,000	$–	$–
Commission for software sales	394,930	–	–
Software solutions & Sales	105,128	7,000	–
Tourism Programs	–	34,055	16,000
Total Revenue	$1,160,058	$41,055	$16,000

Schedule of timing of revenue recognition

	For the years ended
	October 31,
	2025	2024	2023
Point in time:
Consultancy services	$660,000	$–	$–
Commission for software sales	394,930	–	–
Software solutions & Sales	105,128	7,000	–
Over time：
Tourism Programs	$–	$34,055	$16,000